BT ADVISOR FUNDS

BT INSTITUTIONAL FUNDS

BT INVESTMENT FUNDS

BT PYRAMID MUTUAL FUNDS
Supplement to current Prospectuses

     Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood Services, Inc. ("Edgewood") as distributor of the above-named investment companies. ICC Distributors, Inc. is a registered broker/dealer with principal offices at Two Portland Square, Portland, Maine 04101 and is not affiliated with Bankers Trust. Accordingly, references throughout each prospectus to Edgewood should be replaced with references to ICC Distributors, Inc. and its affiliates, respectively, as appropriate. However, affiliates of Edgewood may continue to perform certain fund administration duties, at Bankers Trust's expense.



                                                                   July 17, 1998









     EDGEWOOD SERVICES, INC.
     Distributor

     5800 CORPORATE DRIVE
     PITTSBURGH, PA 15237-5829
     BTSTICKER (7/98)




CUSIPS


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05576L205 05576L841 05576L874 05576L106 05576L791 05576L817 05576L825 05576L833
05576L403 05576L601 05576L502 05576L304 05576L809 05576L866 05576L858 05576L882
055924104 055924872 055924864

055924203
055924807
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055922769
055922108

055922207
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055922702
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055847404
055847107
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055847859
055847305
055847206
055847842
055847834
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